UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Kennedy Capital ESG SMID Cap Fund

(Institutional Class: KESGX)

Kennedy Capital Small Cap Growth Fund

(Institutional Class: KGROX)

Kennedy Capital Small Cap Value Fund

(Institutional Class: KVALX)

SEMI-ANNUAL REPORT

JUNE 30, 2022

Kennedy Capital Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	20
Notes to Financial Statements	23
Supplemental Information	32
Expense Example	35

This report and the financial statements contained herein are provided for the general information of the shareholders of the Kennedy Capital Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.kennedycapital.com

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.3%
	COMMUNICATION SERVICES — 0.4%
15,906	Magnite, Inc.*	$141,245

	CONSUMER DISCRETIONARY — 11.6%
10,114	American Eagle Outfitters, Inc.	113,075
4,860	Brunswick Corp.	317,747
22,109	Callaway Golf Co.*	451,024
4,382	Columbia Sportswear Co.	313,664
785	Deckers Outdoor Corp.*	200,450
10,120	Gentex Corp.	283,056
2,638	Hasbro, Inc.	215,999
9,450	Leslie's, Inc.*	143,451
941	Lithia Motors, Inc. - Cl. A	258,596
8,256	LKQ Corp.	405,287
789	Pool Corp.	277,120
8,577	PulteGroup, Inc.	339,907
6,419	Terminix Global Holdings, Inc.*	260,932
1,085	Vail Resorts, Inc.	236,584
		3,816,892
	CONSUMER STAPLES — 3.2%
2,137	Bunge, Ltd.[1]	193,804
6,973	elf Beauty, Inc.*	213,932
38,691	SunOpta, Inc.*,1	301,016
8,955	United Natural Foods, Inc.*	352,827
		1,061,579
	ENERGY — 2.0%
16,137	ChampionX Corp.	320,319
18,763	DMC Global, Inc.*	338,297
		658,616
	FINANCIALS — 14.7%
2,085	Assurant, Inc.	360,392
8,524	BankUnited, Inc.	303,199
5,866	Banner Corp.	329,728
5,831	Brown & Brown, Inc.	340,181
6,692	ConnectOne Bancorp, Inc.	163,620
3,584	East West Bancorp, Inc.	232,243
13,075	First Foundation, Inc.	267,776
3,511	Globe Life, Inc.	342,217
8,856	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	335,288
5,605	HomeStreet, Inc.	194,325
2,321	LPL Financial Holdings, Inc.	428,178
5,067	PacWest Bancorp	135,086
7,232	Voya Financial, Inc.	430,521

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
3,327	Walker & Dunlop, Inc.	$320,523
4,980	Western Alliance Bancorp	351,588
3,635	Wintrust Financial Corp.	291,345
		4,826,210
	HEALTH CARE — 13.9%
5,843	Axonics, Inc.*	331,123
1,323	Charles River Laboratories International, Inc.*	283,082
710	Chemed Corp.	333,267
6,197	Encompass Health Corp.	347,342
12,693	Evolent Health, Inc. - Class A*	389,802
1,579	Exact Sciences Corp.*	62,197
2,316	Fate Therapeutics, Inc.*	57,391
9,385	Halozyme Therapeutics, Inc.*	412,940
1,727	ICON PLC*,[1]	374,241
3,437	ICU Medical, Inc.*	565,008
1,424	Intellia Therapeutics, Inc.*	73,706
3,640	Intra-Cellular Therapies, Inc.*	207,771
3,635	Ionis Pharmaceuticals, Inc.*	134,568
12,507	Iovance Biotherapeutics, Inc.*	138,077
1,704	Neurocrine Biosciences, Inc.*	166,106
9,628	NextGen Healthcare, Inc.*	167,912
2,710	Omnicell, Inc.*	308,263
1,390	Repligen Corp.*	225,736
		4,578,532
	INDUSTRIALS — 21.1%
5,144	AAON, Inc.	281,686
4,052	Albany International Corp. - Class A	319,257
5,828	Arcosa, Inc.	270,594
3,413	Axon Enterprise, Inc.*	317,989
12,366	AZEK Co., Inc.*	207,007
2,544	Chart Industries, Inc.*	425,815
5,480	ESCO Technologies, Inc.	374,668
652	Generac Holdings, Inc.*	137,298
7,899	Hillenbrand, Inc.	323,543
1,692	IDEX Corp.	307,318
3,378	John Bean Technologies Corp.	372,999
7,313	Maxar Technologies, Inc.	190,796
7,359	Mercury Systems, Inc.*	473,405
1,879	Middleby Corp.*	235,551
2,247	MSA Safety, Inc.	272,044
1,457	Nordson Corp.	294,955
3,967	Regal Rexnord Corp.	450,334
10,377	Spirit AeroSystems Holdings, Inc., Class A	304,046

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
5,135	Titan Machinery, Inc.*	$115,075
3,633	UFP Industries, Inc.	247,553
708	United Rentals, Inc.*	171,980
2,722	Valmont Industries, Inc.	611,443
5,377	XPO Logistics, Inc.*	258,956
		6,964,312
	INFORMATION TECHNOLOGY — 17.2%
3,665	Blackline, Inc.*	244,089
2,567	CyberArk Software Ltd.*,1	328,473
2,722	Euronet Worldwide, Inc.*	273,806
6,856	Everbridge, Inc.*	191,214
8,195	Kulicke & Soffa Industries, Inc.	350,828
1,150	OSI Systems, Inc.*	98,256
6,943	PagerDuty, Inc.*	172,048
2,106	Paylocity Holding Corp.*	367,329
2,351	Perficient, Inc.*	215,563
21,990	SMART Global Holdings, Inc.*,1	359,976
7,749	Switch, Inc. - Class A	259,591
2,063	TD SYNNEX Corp.	187,939
1,785	Teledyne Technologies, Inc.*	669,571
2,140	Teradyne, Inc.	191,637
7,885	Trimble, Inc.*	459,144
8,436	Unisys Corp.*	101,485
19,669	Vishay Precision Group, Inc.*	572,958
6,700	WNS Holdings Ltd. ADR*	500,088
9,028	Xperi Holding Corp.	130,274
		5,674,269
	MATERIALS — 3.2%
5,888	Avient Corp.	235,991
4,084	Crown Holdings Inc	376,422
2,616	Reliance Steel & Aluminum Co.	444,354
		1,056,767
	REAL ESTATE — 7.6%
5,832	American Campus Communities, Inc. - REIT	375,989
2,383	Camden Property Trust - REIT	320,466
2,443	EastGroup Properties, Inc. - REIT	377,028
11,350	Independence Realty Trust, Inc. - REIT	235,285
1,793	Jones Lang LaSalle, Inc.*	313,524
18,527	Kite Realty Group Trust - REIT	320,332
28,367	Macerich Co. - REIT	247,077
2,044	Sun Communities, Inc. - REIT	325,732
		2,515,433

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 2.4%
11,082	Atlantica Sustainable Infrastructure PLC[1]	$357,506
9,298	Essential Utilities, Inc.	426,313
		783,819

	TOTAL COMMON STOCKS
	(Cost $36,611,577)	32,077,674

Principal Amount
	SHORT-TERM INVESTMENTS — 2.8%
$926,399	UMB Bank Demand Deposit, 0.01%[2]	926,399
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $926,399)	926,399

	TOTAL INVESTMENTS — 100.1%
	(Cost $37,537,976)	33,004,073
	Liabilities in Excess of Other Assets — (0.1)%	(25,646)
	NET ASSETS — 100.0%	$32,978,427

REIT – Real Estate Investment Trusts
PLC – Public Limited Company
ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Kennedy Capital ESG SMID Cap Fund

SUMMARY OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	21.1%
Information Technology	17.2%
Financials	14.7%
Health Care	13.9%
Consumer Discretionary	11.6%
Real Estate	7.6%
Consumer Staples	3.2%
Materials	3.2%
Utilities	2.4%
Energy	2.0%
Communication Services	0.4%
Total Common Stocks	97.3%
Short-Term Investments	2.8%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.2%
	COMMUNICATION SERVICES — 1.9%
320	EverQuote, Inc.*	$2,829
647	Magnite, Inc.*	5,745
		8,574
	CONSUMER DISCRETIONARY — 14.0%
364	Callaway Golf Co.*	7,426
55	Installed Building Products, Inc.	4,574
32	Lithia Motors, Inc. - Cl. A	8,794
75	Marriott Vacations Worldwide Corp.	8,715
132	Monarch Casino & Resort, Inc.*	7,744
135	National Vision Holdings, Inc.*	3,713
122	Planet Fitness, Inc. - Class A*	8,297
205	Skyline Champion Corp.*	9,721
55	Wingstop, Inc.	4,112
		63,096
	CONSUMER STAPLES — 5.0%
426	elf Beauty, Inc.*	13,070
204	Performance Food Group Co*	9,380
		22,450
	FINANCIALS — 5.4%
195	Axos Financial, Inc.*	6,991
298	BRP Group, Inc. - Class A*	7,196
160	National Bank Holdings Corp. - Class A	6,123
62	Triumph Bancorp, Inc.*	3,879
		24,189
	HEALTH CARE — 27.2%
302	AdaptHealth Corp.*	5,448
303	Artivion, Inc.*	5,721
402	Avid Bioservices, Inc.*	6,135
164	Axonics, Inc.*	9,294
101	Bruker Corp.	6,339
1,096	Cerus Corp.*	5,798
196	Halozyme Therapeutics, Inc.*	8,624
117	Intra-Cellular Therapies, Inc.*	6,678
69	Ionis Pharmaceuticals, Inc.*	2,554
241	Iovance Biotherapeutics, Inc.*	2,661
59	Keros Therapeutics, Inc.*	1,630
210	Kezar Life Sciences, Inc.*	1,737
33	LHC Group, Inc.*	5,139
29	Ligand Pharmaceuticals, Inc.*	2,587
71	LivaNova PLC*,1	4,435
117	NanoString Technologies, Inc.*	1,486

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
139	NuVasive, Inc.*	$6,833
104	Omnicell, Inc.*	11,830
125	Protagonist Therapeutics, Inc.*	989
67	Reata Pharmaceuticals, Inc. - Class A*	2,036
393	SI-BONE, Inc.*	5,188
166	Surgery Partners, Inc.*	4,801
307	Sutro Biopharma, Inc.*	1,599
83	Tandem Diabetes Care, Inc.*	4,913
319	Trulieve Cannabis Corp.*,1	3,672
58	Turning Point Therapeutics, Inc.*	4,364
		122,491
	INDUSTRIALS — 19.3%
522	Array Technologies, Inc.*	5,747
114	ASGN, Inc.*	10,289
84	Axon Enterprise, Inc.*	7,826
137	Casella Waste Systems, Inc. - Class A*	9,957
59	John Bean Technologies Corp.	6,515
111	Mercury Systems, Inc.*	7,141
64	NV5 Global, Inc.*	7,471
66	Tetra Tech, Inc.	9,012
127	Trex Co., Inc.*	6,911
91	UFP Industries, Inc.	6,201
303	WillScot Mobile Mini Holdings Corp.*	9,823
		86,893
	INFORMATION TECHNOLOGY — 18.7%
77	Blackline, Inc.*	5,128
464	CI&T, Inc. - Class A*,1	4,682
82	Euronet Worldwide, Inc.*	8,248
70	Five9, Inc.*	6,380
1,136	Infinera Corp.*	6,089
209	LivePerson, Inc.*	2,955
175	MACOM Technology Solutions Holdings, Inc.*	8,068
186	MaxLinear, Inc.*	6,320
236	PagerDuty, Inc.*	5,848
42	Paylocity Holding Corp.*	7,326
418	Ping Identity Holding Corp.*	7,583
103	Shift4 Payments, Inc. - Class A*	3,405
25	Synaptics, Inc.*	2,951
122	WNS Holdings Ltd. ADR*	9,106
		84,089
	REAL ESTATE — 3.7%
504	Independence Realty Trust, Inc. - REIT	10,448

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
54	Innovative Industrial Properties, Inc. - REIT	$5,933
		16,381
	TOTAL COMMON STOCKS
	(Cost $480,150)	428,163

Principal Amount
	SHORT-TERM INVESTMENTS — 5.6%
$25,173	UMB Bank Demand Deposit, 0.01%[2]	25,173
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $25,173)	25,173

	TOTAL INVESTMENTS — 100.8%
	(Cost $505,323)	453,336
	Liabilities in Excess of Other Assets — (0.8)%	(3,547)
	NET ASSETS — 100.0%	$449,789

PLC – Public Limited Company
ADR – American Depository Receipt
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Kennedy Capital Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	27.2%
Industrials	19.3%
Information Technology	18.7%
Consumer Discretionary	14.0%
Financials	5.4%
Consumer Staples	5.0%
Real Estate	3.7%
Communication Services	1.9%
Total Common Stocks	95.2%
Short-Term Investments	5.6%
Total Investments	100.8%
Liabilities in Excess of Other Assets	(0.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.8%
	CONSUMER DISCRETIONARY — 10.3%
647	American Eagle Outfitters, Inc.	$7,234
64	America's Car-Mart, Inc.*	6,438
257	Bloomin' Brands, Inc.	4,271
34	Cavco Industries, Inc.*	6,664
519	Dana, Inc.	7,302
20	Deckers Outdoor Corp.*	5,107
267	Green Brick Partners, Inc.*	5,225
36	Helen of Troy, Ltd.*,1	5,847
50	LCI Industries	5,594
200	Rent-A-Center, Inc.	3,890
37	TopBuild Corp.*	6,185
		63,757
	CONSUMER STAPLES — 2.8%
270	BellRing Brands, Inc. - Class A*	6,720
177	Calavo Growers, Inc.	7,385
14	Sanderson Farms, Inc.	3,017
		17,122
	ENERGY — 6.8%
355	ChampionX Corp.	7,047
85	Denbury, Inc.*	5,099
107	Helmerich & Payne, Inc.	4,608
176	HF Sinclair Corp.	7,948
405	Northern Oil and Gas, Inc.	10,230
25	PDC Energy, Inc.	1,540
874	Southwestern Energy Co.*	5,463
		41,935
	FINANCIALS — 26.8%
152	1st Source Corp.	6,901
216	American Equity Investment Life Holding Co.	7,899
201	Argo Group International Holdings Ltd.[1]	7,409
189	Bank OZK	7,093
172	BankUnited, Inc.	6,118
62	Banner Corp.	3,485
247	Cadence Bank	5,800
146	Enterprise Financial Services Corp.	6,059
106	Equity Bancshares, Inc., Class A	3,091
78	FB Financial Corp.	3,059
287	First Interstate BancSystem, Inc., Class A	10,938
74	Flagstar Bancorp, Inc.	2,623
150	Home BancShares, Inc.	3,115
233	HomeStreet, Inc.	8,078
63	Horace Mann Educators Corp.	2,418

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
22	Meta Financial Group, Inc.	$851
247	National Bank Holdings Corp. - Class A	9,453
203	Origin Bancorp, Inc.	7,876
228	PacWest Bancorp	6,078
160	Peapack Gladstone Financial Corp.	4,752
76	Pinnacle Financial Partners, Inc.	5,496
68	Piper Sandler Cos.	7,708
141	Sandy Spring Bancorp, Inc.	5,509
160	Stifel Financial Corp.	8,963
129	Texas Capital Bancshares, Inc.*	6,791
168	United Community Banks, Inc.	5,072
134	Washington Federal, Inc.	4,023
114	Wintrust Financial Corp.	9,137
		165,795
	HEALTH CARE — 8.7%
161	AdaptHealth Corp.*	2,905
86	Addus HomeCare Corp.*	7,162
89	AMN Healthcare Services Inc*	9,764
67	ANI Pharmaceuticals, Inc.*	1,988
173	Halozyme Therapeutics, Inc.*	7,612
27	ICU Medical, Inc.*	4,439
86	LeMaitre Vascular, Inc.	3,917
400	NextGen Healthcare, Inc.*	6,976
47	Omnicell, Inc.*	5,346
52	Syneos Health, Inc.*	3,727
		53,836
	INDUSTRIALS — 16.9%
24	Acuity Brands, Inc.	3,697
77	Alamo Group, Inc.	8,965
13	Allegiant Travel Co.*	1,470
179	Altra Industrial Motion Corp.	6,310
142	Astec Industries, Inc.	5,791
29	Chart Industries, Inc.*	4,854
113	Gibraltar Industries, Inc.*	4,379
202	Greenbrier Cos., Inc.	7,270
112	IES Holdings, Inc.*	3,379
127	Insteel Industries, Inc.	4,276
106	Kirby Corp.*	6,449
63	McGrath RentCorp	4,788
63	Regal Rexnord Corp.	7,152
35	Saia, Inc.*	6,580
110	UFP Industries, Inc.	7,495
27	UniFirst Corp.	4,649

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
39	Valmont Industries, Inc.	$8,760
583	Wabash National Corp.	7,917
		104,181
	INFORMATION TECHNOLOGY — 7.4%
206	Cambium Networks Corp.*,1	3,018
48	Diodes, Inc.*	3,099
554	Extreme Networks, Inc.*	4,942
152	Ichor Holdings Ltd.*,1	3,949
115	II-VI, Inc.*	5,859
21	Lumentum Holdings, Inc.*	1,668
98	MaxLinear, Inc.*	3,330
34	Perficient, Inc.*	3,117
81	Plexus Corp.*	6,359
242	SMART Global Holdings, Inc.*,1	3,962
200	Switch, Inc. - Class A	6,700
		46,003
	MATERIALS — 3.9%
40	Alcoa Corp.	1,823
122	Carpenter Technology Corp.	3,405
40	Eagle Materials, Inc.	4,398
57	H.B. Fuller Co.	3,432
146	Hawkins, Inc.	5,260
45	Materion Corp.	3,318
16	Quaker Chemical Corp.	2,392
		24,028
	REAL ESTATE — 10.7%
289	Alpine Income Property Trust, Inc. - REIT	5,179
204	American Assets Trust, Inc. - REIT	6,059
96	Community Healthcare Trust, Inc. - REIT	3,476
176	Corporate Office Properties Trust - REIT	4,609
33	EastGroup Properties, Inc. - REIT	5,093
134	Essential Properties Realty Trust, Inc. - REIT	2,880
14	Innovative Industrial Properties, Inc. - REIT	1,538
419	Kite Realty Group Trust - REIT	7,245
195	Macerich Co. - REIT	1,698
136	National Storage Affiliates Trust - REIT	6,810
168	NexPoint Residential Trust, Inc. - REIT	10,502
101	PotlatchDeltic Corp. - REIT	4,463
633	Sunstone Hotel Investors, Inc. - REIT*	6,279
		65,831

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 2.5%
53	ALLETE, Inc.	$3,115
141	Avista Corp.	6,135
61	IDACORP, Inc.	6,461
		15,711
	TOTAL COMMON STOCKS
	(Cost $644,437)	598,199

Principal Amount
	SHORT-TERM INVESTMENTS — 2.3%
$14,094	UMB Bank Demand Deposit, 0.01%[2]	14,094
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $14,094)	14,094

	TOTAL INVESTMENTS — 99.1%
	(Cost $658,531)	612,293
	Other Assets in Excess of Liabilities — 0.9%	5,357
	NET ASSETS — 100.0%	$617,650

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Kennedy Capital Small Cap Value Fund

SUMMARY OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	26.8%
Industrials	16.9%
Real Estate	10.7%
Consumer Discretionary	10.3%
Health Care	8.7%
Information Technology	7.4%
Energy	6.8%
Materials	3.9%
Consumer Staples	2.8%
Utilities	2.5%
Total Common Stocks	96.8%
Short-Term Investments	2.3%
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Kennedy Capital Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of June 30, 2022 (Unaudited)

	Kennedy Capital ESG SMID Cap Fund	Kennedy Capital Small Cap Growth Fund	Kennedy Capital Small Cap Value Fund
Assets:
Investments, at value (cost $37,537,976, $505,323 and $658,531, respectively)	$33,004,073	$453,336	$612,293
Receivables:
Investment securities sold	475,402	-	10,173
Dividends and interest	20,499	165	502
Due from Advisor	-	13,860	13,907
Prepaid offering costs	-	12,936	12,936
Prepaid expenses	19,004	7,399	7,398
Total assets	33,518,978	487,696	657,209

Liabilities:
Payables:
Investment securities purchased	492,013	-	1,261
Offering costs - Advisor	-	16,685	16,685
Advisory fees	3,388	-	-
Fund administration and accounting fees	9,496	6,904	7,233
Transfer agent fees and expenses	2,968	2,840	2,840
Custody fees	5,467	1,851	1,914
Trustees' deferred compensation (Note 3)	9,772	-	-
Auditing fees	7,708	3,871	3,871
Legal fees	5,388	3,156	3,156
Chief Compliance Officer fees	1,140	534	534
Trustees' fees and expenses	257	1,613	1,613
Accrued other expenses	2,954	453	452
Total liabilities	540,551	37,907	39,559

Net Assets	$32,978,427	$449,789	$617,650

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$37,252,553	$500,000	$665,000
Total distributable earnings	(4,274,126)	(50,211)	(47,350)
Net Assets	$32,978,427	$449,789	$617,650

Maximum Offering Price per Share:
Institutional Class:
Net assets applicable to shares outstanding	$32,978,427	$449,789	$617,650
Shares of beneficial interest issued and outstanding	2,698,625	50,000	66,500
Net asset value, offering and redemption price per share	$12.22	$9.00	$9.29

See accompanying Notes to Financial Statements.

Kennedy Capital Funds

STATEMENTS OF OPERATIONS

For the Six Months/Period Ended June 30, 2022 (Unaudited)

	Kennedy Capital ESG SMID Cap Fund	Kennedy Capital Small Cap Growth Fund*	Kennedy Capital Small Cap Value Fund*
Investment income:
Dividends (net of foreign withholding taxes of $3, $0 and $0, respectively)	$94,275	$337	$2,165
Interest	40	-	-
Total investment income	94,315	337	2,165

Expenses:
Advisory fees	96,863	681	955
Fund administration and accounting fees	41,363	8,161	8,490
Transfer agent fees and expenses	15,508	2,840	2,840
Custody fees	9,034	1,901	1,964
Registration fees	15,372	1,610	1,610
Legal fees	9,421	3,157	3,157
Auditing fees	7,431	3,871	3,871
Chief Compliance Officer fees	6,636	1,242	1,242
Trustees' fees and expenses	5,575	1,613	1,613
Shareholder reporting fees	4,476	1,041	1,041
Miscellaneous	2,976	763	763
Insurance fees	1,587	526	526
Offering costs	-	3,560	3,560
Total expenses	216,242	30,966	31,632
Advisory fees recovered (waived)	(96,863)	(681)	(955)
Other expenses reimbursed	(12,363)	(29,546)	(29,640)
Fees paid indirectly (Note 3)	(1,112)	-	-
Net expenses	105,904	739	1,037
Net investment income (loss)	(11,589)	(402)	1,128

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	161,240	2,178	(2,240)
Net change in unrealized appreciation (depreciation) on investments	(6,310,844)	(51,987)	(46,238)
Net realized and unrealized gain (loss)	(6,149,604)	(49,809)	(48,478)

Net Increase (Decrease) in Net Assets from Operations	$(6,161,193)	$(50,211)	$(47,350)

*	Commencement of operations on April 27, 2022.

See accompanying Notes to Financial Statements.

Kennedy Capital ESG SMID Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(11,589)	$(10,774)
Net realized gain (loss) on investments	161,240	936,242
Net change in unrealized appreciation (depreciation) on investments	(6,310,844)	1,306,088
Net increase (decrease) in net assets resulting from operations	(6,161,193)	2,231,556

Distributions to Shareholders:
Institutional Class	-	(814,389)
Total distributions to shareholders	-	(814,389)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	26,325,069	10,241,312
Reinvestment of distributions:
Institutional Class	-	814,389
Cost of shares redeemed:
Institutional Class	(512,023)	(5,514,555)
Net increase (decrease) in net assets from capital transactions	25,813,046	5,541,146

Total increase (decrease) in net assets	19,651,853	6,958,313

Net Assets:
Beginning of period	13,326,574	6,368,261
End of period	$32,978,427	$13,326,574
Capital Share Transactions:
Shares sold:
Institutional Class	1,870,710	680,684
Shares reinvested:
Institutional Class	-	54,804
Shares redeemed:
Institutional Class	(37,922)	(355,562)
Net increase (decrease) in capital share transactions	1,832,788	379,926

See accompanying Notes to Financial Statements.

Kennedy Capital Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the Period April 27, 2022* through June 30, 2022 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(402)
Net realized gain (loss) on investments	2,178
Net change in unrealized appreciation (depreciation) on investments	(51,987)
Net increase (decrease) in net assets resulting from operations	(50,211)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	500,000
Net increase (decrease) in net assets from capital transactions	500,000

Total increase (decrease) in net assets	449,789

Net Assets:
Beginning of period	-
End of period	$449,789
Capital Share Transactions:
Shares sold:
Institutional Class	50,000
Net increase (decrease) in capital share transactions	50,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Kennedy Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the Period April 27, 2022* through June 30, 2022 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,128
Net realized gain (loss) on investments	(2,240)
Net change in unrealized appreciation (depreciation) on investments	(46,238)
Net increase (decrease) in net assets resulting from operations	(47,350)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	665,000
Net increase (decrease) in net assets from capital transactions	665,000

Total increase (decrease) in net assets	617,650

Net Assets:
Beginning of period	-
End of period	$617,650
Capital Share Transactions:
Shares sold:
Institutional Class	66,500
Net increase (decrease) in capital share transactions	66,500

*	Commencement of operations.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Kennedy Capital ESG SMID Cap Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2022	For the Year Ended December 31,		For the Period June 28, 2019* through December 31,
	(Unaudited)	2021	2020	2019
Net asset value, beginning of period	$15.39	$13.11	$10.86	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.01)	- [2]	0.01
Net realized and unrealized gain (loss)	(3.16)	3.31	2.28	0.87
Total from investment operations	(3.17)	3.30	2.28	0.88

Less Distributions:
From net investment income	-	-	(0.03)	(0.02)
From net realized gain	-	(1.02)	-	-

Net asset value, end of period	$12.22	$15.39	$13.11	$10.86

Total return[3]	(20.60)%[4]	25.47%	20.98%	8.83%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,978	$13,327	$6,368	$1,390

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.67%[5]	2.49%	15.92%	19.45%[5]
After fees waived and expenses absorbed	0.82%[5]	0.82%	0.82%	0.82%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.94)%[5]	(1.75)%	(15.08)%	(18.53)%[5]
After fees waived and expenses absorbed	(0.09)%[5]	(0.08)%	0.02%	0.10%[5]

Portfolio turnover rate	23%[4]	87%	63%	27%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Kennedy Capital Small Cap Growth Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period April 27, 2022* through June 30, 2022 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)
Net realized and unrealized gain (loss)	(0.99)
Total from investment operations	(1.00)
Net asset value, end of period	$9.00

Total return[2]	(10.00)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$450

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	37.30%[4]
After fees waived and expenses absorbed	0.89%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(36.90)%[4]
After fees waived and expenses absorbed	(0.49)%[4]

Portfolio turnover rate	3%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Kennedy Capital Small Cap Value Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period April 27, 2022* through June 30, 2022 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.02
Net realized and unrealized gain (loss)	(0.73)
Total from investment operations	(0.71)
Net asset value, end of period	$9.29

Total return[2]	(7.10)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$618

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	27.27%[4]
After fees waived and expenses absorbed	0.89%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(25.40)%[4]
After fees waived and expenses absorbed	0.98%[4]

Portfolio turnover rate	7%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Unaudited)

Note 1 – Organization

Kennedy Capital ESG SMID Cap Fund (the ‘‘SMID Cap Fund”), Kennedy Capital Small Cap Growth Fund (the “Small Cap Growth Fund”), and Kennedy Capital Small Cap Value Fund (the “Small Cap Value Fund”) are organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Kennedy Capital ESG SMID Cap Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on June 28, 2019. The Fund’s Investor Class shares are not currently available for purchase.

The Kennedy Capital Small Cap Growth Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on April 27, 2022. The Fund’s Investor Class shares are not currently available for purchase.

The Kennedy Capital Small Cap Value Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on April 27, 2022. The Fund’s Investor Class shares are not currently available for purchase.

With regards to the SMID Cap Fund, the Small Cap Growth Fund, and the Small Cap Value Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Small Cap Growth Fund and the Small Cap Value Fund each incurred offering costs of $16,496, respectively, which are being amortized over a one-year period from April 27, 2022 (commencement of operations).

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open period June 28, 2019 (commencement of operations) through December 31, 2021, and as of and during the year ended December 31, 2021, and as of and during the six months ended June 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

(d) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually, typically in December. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreements (the “Agreements”) with Kennedy Capital Management, Inc. (the “Advisor”). Under the terms of the Agreements, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets of the Institutional Class shares of the Fund. These agreements are in effect until April 30, 2023, and they may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class:

	Investment Advisory	Total Limit on Annual Operating Expenses
	Fees	Institutional Class
SMID Cap Fund	0.75%	0.82%
Small Cap Growth Fund	0.82%	0.89%
Small Cap Value Fund	0.82%	0.89%

For the periods ended June 30, 2022, the Advisor waived its advisory fees and absorbed other expenses totaling $109,226, $30,227, and $30,595 for the SMID Cap Fund, Small Cap Growth Fund, and Small Cap Value Fund, respectively. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At June 30, 2022, the amount of these potentially recoverable expenses was $659,440, $30,227, $30,595 for the SMID Cap Fund, Small Cap Growth Fund, and Small Cap Value Fund, respectively. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

	SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund
2022	$110,431	$-	$-
2023	224,818	-	-
2024	214,965	-	-
2025	109,226	30,227	30,595
Total	$659,440	$30,227	$30,595

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the periods ended June 30, 2022, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations. A portion of the fees were paid by the Trust's Co-Administrators. Such amount is shown as a reduction of expenses, "Fees paid indirectly", on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and will be disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income will be included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the periods ended June 30, 2022, are reported on the Statements of Operations.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

Note 4 – Federal Income Taxes

At June 30, 2022, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund
Cost of investments	$37,568,185	$505,323	$658,531

Gross unrealized appreciation	$838,682	$14,599	$11,706
Gross unrealized depreciation	(5,402,794)	(66,586)	(57,944)
Net unrealized appreciation (depreciation) on investments	$(4,564,112)	$(51,987)	$(46,238)

The difference between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

SMID Cap Fund
Undistributed ordinary income	$102,243
Undistributed long-term gains	47,357
Tax accumulated earnings	149,600

Accumulated capital and other losses	$-

Unrealized appreciation on investments	1,746,732
Unrealized deferred compensation	(9,265)

Total accumulated earnings	$1,887,067

The tax character of the distributions paid during the fiscal years ended December 31, 2021 and December 31, 2020 were as follows:

	SMID Cap Fund
	2021	2020
Distributions paid from:
Ordinary income	$220,660	$3,550
Long-term capital gains	593,729	-
Total distributions paid	$814,389	$3,550

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

Note 5 – Investment Transactions

For the periods ended June 30, 2022, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
SMID Cap Fund	$30,849,753	$5,761,885
Small Cap Growth Fund	490,495	12,523
Small Cap Value Fund	692,227	45,550

Note 6 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Rule 12b-1 plan with respect to its Investor Class shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Investor Class shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Investor Class shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. As of June 30, 2022, the Investor Class shares had not commenced operations. Institutional Class shares are not subject to any distribution or service fees under the plan.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2022, in valuing the Funds’ assets carried at fair value:

SMID Cap Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$32,077,674	$-	$-	$32,077,674
Short-Term Investments	926,399	-	-	926,399
Total Assets	$33,004,073	$-	$-	$33,004,073

Small Cap Growth Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$428,163	$-	$-	$428,163
Short-Term Investments	25,173	-	-	25,173
Total Assets	$453,336	$-	$-	$453,336

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$598,199	$-	$-	$598,199
Short-Term Investments	14,094	-	-	14,094
Total Assets	$612,293	$-	$-	$612,293

[1]	For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Funds may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

Note 10- New Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2022 (Unaudited)

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Kennedy Capital Small Cap Growth Fund and Kennedy Capital Small Cap Value Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on April 20-21, 2022, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and Kennedy Capital Management, Inc. (the “Investment Advisor”) with respect to the Kennedy Capital Small Cap Growth Fund (the “Small Cap Growth Fund”) and the Kennedy Capital Small Cap Value Fund (the “Small Cap Value Fund” and together with the Small Cap Growth Fund, the “Funds”) series of the Trust for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Funds; information regarding the performance of composites of accounts managed by the Investment Advisor using its small cap growth strategy (the “Small Cap Growth Composite”) and its small cap value strategy (the “Small Cap Value Composite”), for the one-, three-, and five-year periods ended December 31, 2021; and reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of each Fund with those of a group of comparable funds selected by Broadridge (each a “Peer Group”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding the other series of the Trust managed by the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the relevant performance information, the meeting materials indicated the following:

●	The Small Cap Growth Composite’s annualized total returns for the one-, three-, and five-year periods were higher than the returns of the Russell 2000 Growth Index.

●	The Small Cap Value Composite’s annualized total returns for the one-, three-, and five-year periods were higher than the returns of the Russell 2000 Value Index.

The Board noted its familiarity with the Investment Advisor as the investment advisor for another series of the Trust, and considered the services to be provided by the Investment Advisor to each Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations, and the compliance structures and compliance procedures, of the Investment Advisor. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage each Fund, and that the Investment Advisor would provide each Fund with a reasonable potential for good investment results.

Kennedy Capital Small Cap Growth Fund and Kennedy Capital Small Cap Value Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fees and Expense Ratios

The Board reviewed information regarding each Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated the following:

●	The Small Cap Growth Fund’s proposed annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median, but slightly higher than the Small Growth Fund Universe median by 0.01%. The Trustees considered that the proposed advisory fee for the Fund was in line with the advisory fees for other accounts within the Investment Advisor’s Small Cap Growth Composite.

The estimated annual total expenses (net of fee waivers) of the Fund were lower than the Peer Group and Fund Universe medians.

●	The Small Cap Value Fund’s proposed annual investment advisory fee (gross of fee waivers) was slightly higher than the Peer Group median by 0.02%, and higher than the Small Blend Fund Universe median by 0.07%. The Trustees considered that the proposed advisory fee for the Fund was in line with the advisory fees for other accounts within the Investment Advisor’s Small Cap Value Composite.

The estimated annual total expenses (net of fee waivers) of the Fund were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to each Fund.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with the Funds in the Funds’ first year of operations, taking into account estimated assets of $25 million for each Fund. The Board observed that the Investment Advisor anticipated waiving a significant portion of its advisory fee for each Fund, and that the Investment Advisor did not anticipate that it would realize a profit with respect to either Fund in the first year of operations.

The Board noted that the potential benefits received by the Investment Advisor as a result of its relationships with the Funds, other than the receipt of its advisory fees, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of its association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Funds’ asset levels would likely be too low to achieve significant economies of scale during the initial startup period, and that any such economies would be considered in the future as the Funds’ assets grow.

Kennedy Capital Small Cap Growth Fund and Kennedy Capital Small Cap Value Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the Advisory Agreement with respect to each Fund.

Kennedy Capital Funds

EXPENSE EXAMPLES

For the Six Months/Period Ended June 30, 2022 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

The Actual Performance example of the Kennedy Capital Small Cap Growth Fund and the Kennedy Capital Small Cap Value Fund is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 27, 2022^ to June 30, 2022.

Actual Expenses

The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Paid During Period*
Kennedy Capital ESG SMID Cap Fund	1/1/22	6/30/22	1/1/22–6/30/22
Actual Performance	$1,000.00	$794.00	$3.65
Hypothetical (5% annual return before expenses)	1,000.00	1,020.73	4.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.82%, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Kennedy Capital Funds

EXPENSE EXAMPLES - Continued
For the Six Months/Period Ended June 30, 2022 (Unaudited)

	Beginning Account Value	Ending Account Value	Expense Paid During Period
Kennedy Capital Small Cap Growth Fund	4/27/22^	6/30/22	4/27/22^–6/30/22
Actual Performance*	$1,000.00	$900.00	$1.51
	1/1/22	6/30/22	1/1/22 – 6/30/22
Hypothetical (5% annual return before expenses)**	1,000.00	1,020.38	4.46

^	Commencement of operations.

*	Expenses are equal to the Fund’s annualized expense ratio of 0.89%, multiplied by the average account values over the period, multiplied by 65/365 (to reflect since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

**	Expenses are equal to the Fund’s annualized expense ratio of 0.89%, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Kennedy Capital Small Cap Value Fund	Beginning Account Value	Ending Account Value	Expense Paid During Period
	4/27/22^	6/30/22	4/27/22^–6/30/22
Actual Performance*	$1,000.00	$929.00	$1.54
	1/1/22	6/30/22	1/1/22 – 6/30/22
Hypothetical (5% annual return before expenses)**	1,000.00	1,020.36	4.48

^	Commencement of operations.

*	Expenses are equal to the Fund’s annualized expense ratio of 0.89%, multiplied by the average account values over the period, multiplied by 65/365 (to reflect since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

**	Expenses are equal to the Fund’s annualized expense ratio of 0.89%, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Kennedy Capital Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

Kennedy Capital Management, Inc.

10829 Olive Boulevard, Suite 100
St. Louis, Missouri 63141

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
Kennedy Capital ESG SMID Cap Fund – Institutional Class	KESGX	46141T562
Kennedy Capital Small Cap Growth Fund – Institutional Class	KGROX	46144X305
Kennedy Capital Small Cap Value Fund – Institutional Class	KVALX	46144X503

Privacy Principles of the Kennedy Capital Funds for Shareholders

The Funds are committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Kennedy Capital Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (877) 882-8825 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 882-8825 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Kennedy Capital ESG SMID Cap Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (877) 882-8825.

Kennedy Capital Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (877) 882-8825

Item 1. Report to Stockholders (Continued).

(a)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	9/08/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	9/08/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/08/2022